Form 13F Cover Page


 Filing for Quarter-Ending:   June 31, 2002

 Check here if Amendment:      (  )
 Amendment Number:
 This Amendment:               (  )  is a reinstatement
                               (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:           Croft-Leominster, Inc.
 Address:        300 Water Street, 4th floor
                 Baltimore, MD  21202

 Form 13-F File Number:       28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Carla Reedinger
Title:    Assistant Vice President
Phone:    410-576-0100

Signature, Place, and Date of Signing:

                          Baltimore, Maryland                      8/5/02
--------------------------------------------------------------------------------
Signature                 City, State                                Date


Report Type (Check only one):

( X )  13F Holdings Report            Check here if all holdings of this
                                      reporting manager are reported in this
                                      report.
(   )  13F Notice                     Check here if no holdings reported are in
                                      this report, and all holdings are reported
                                      by other reporting manager(s).
(   )  13F Combination Report         Check here if a portion of the holdings
                                      for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                 Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         none

Form 13F Information Table Entry Total:                                    102

Form 13F Information Table Value Total:                                  $221.78
                                                                     (thousands)





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 *NOTE: Unless Otherwise Indicated

 ITEM 6: Investment Discretion:                                     SOLE
 ITEM 7: Voting Authority:                                          NONE


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



                    SECURITY NAME      TITLE of CLASS                CUSIP                MARKET VALUE          QUANITY


 Asia Tigers Fund Inc                        COM                   04516T105                 $ 0.4024            52,600
 Axcelis Technologies, Inc.                  COM                   054540109                 $ 0.9095            80,487
 Bank of America Corp                        COM                   060505104                 $ 3.1091            44,189
 Banc One Corp                               COM                   06423A103                 $ 0.2617             6,800
 Becton Dickinson Co                         COM                   075887109                 $ 0.3333             9,675
 Boise Cascade Corp                          COM                   097383103                 $ 6.1105           176,962
 Bowater Inc                                 COM                   102183100                 $ 0.2583             4,750
 Bristol-Myers Squibb Co                     COM                   110122108                 $ 1.6601            64,595
 Burlington Resources Inc                    COM                   122014103                 $ 0.7002            18,425
 CIGNA Corp                                  COM                   125509109                 $ 0.2769             2,842
 CMS Energy                                  COM                   125896100                 $ 2.0880           190,160
 CP Holders                               DEP RCPTS                12616K106                 $ 0.2890             6,410
 Cablevision Systems -NY Grp A             CL A NY                 12686C109                 $ 1.6421           173,586
 Canadian Pacific Railway Ltd.               COM                   13645T100                 $ 0.7546            30,775
 Capital One Financial Corp                  COM                   14040H105                 $ 4.5419            74,396
 Cendant Corp                                COM                   151313103                 $ 1.6166           101,800
 Central European Equity Fund I              COM                   153436100                 $ 0.1689            12,249
 Citigroup, Inc.                             COM                   172967101                $ 11.3497           292,894
 Clear Channel Communications,               COM                   184502102                 $ 0.9724            30,368
 Conoco International                        COM                   208251504                 $ 2.2596            81,280
 CP Ships Ltd.                               COM                   22409V102                 $ 0.7779            76,264
 Craftmade International, Inc.               COM                   22413E104                 $ 0.3040            20,000
 Crompton Corp                               COM                   227116100                 $ 0.6323            49,596
 Devon Energy Corp                           COM                   25179M103                 $ 5.2897           107,340
 Eastman Chemical Co.                        COM                   277432100                 $ 4.3966            93,745
 Eaton Corp                                  COM                   278058102                 $ 4.3862            60,291
 EnCana                                      COM                   292505104                 $ 3.2212           105,267
 Engelhard Corp                              COM                   292845104                 $ 0.4197            14,820
 FMC Corp                                  COM NEW                 302491303                 $ 5.5400           183,627
 FMC Technologies, Inc.                      COM                   30249U101                 $ 2.5376           122,237
 Fairmont Hotels & Resorts                   COM                   305204109                 $ 0.6579            25,520
 FleetBoston Financial Corp                  COM                   339030108                 $ 0.3901            12,060
 Flowserve Corporation                       COM                   34354P105                 $ 0.8195            27,500
 Franklin Resources Inc                      COM                   354613101                 $ 2.7192            63,770
 General Electric Co                         COM                   369604103                 $ 0.2847             9,800
 Hartford Financial Services Gr              COM                   416515104                 $ 3.6708            61,725
 HEALTHSOUTH Corp.                           COM                   421924101                 $ 0.6804            53,200
 Health Net, Inc.                            COM                   42222G108                 $ 0.7670            28,650
 Hilton Hotels Corp                          COM                   432848109                 $ 0.5741            41,300
 Honeywell Intl Inc                          COM                   438516106                $ 11.9725           339,838
 Ingersoll-Rand                              COM                   456866102                 $ 2.3468            51,397
 Int'l Business Machines Corp.               COM                   459200101                 $ 1.0845            15,062
 J.P. Morgan Chase & Co                      COM                   46625H100                 $ 1.4034            41,375
 Jardine Flmg India Fd (tender)              COM                   471112102                 $ 0.1154            16,209
 Johnson & Johnson                           COM                   478160104                 $ 1.6966            32,465
 Kansas City Southern                      COM NEW                 485170302                 $ 0.8006            47,097
 Kennametal, Inc.                            COM                   489170100                 $ 0.5098            13,930
 King Pharmaceuticals Inc.                   COM                   495582108                 $ 1.3641            61,310
 Koninklije Philips Electronics        SP ADR NEW 2000             500472303                 $ 0.4337            15,712
 Liberty Media Corp                       COM SER A                530718105                 $ 3.6343           363,430
 Lilly (Eli) & Co                            COM                   532457108                 $ 0.4512             8,000
 Lincoln National Corp                       COM                   534187109                 $ 5.2606           125,253
 Lowe's Companies                            COM                   548661107                 $ 9.6100           211,675
 Marathon Oil Corporation                    COM                   565849106                 $ 0.3783            13,950
 McKesson HBOC, Inc                          COM                   58155Q103                 $ 0.8166            24,972
 Mellon Financial Corp.                      COM                   58551A108                 $ 0.8253            26,259
 Merck & Co                                  COM                   589331107                 $ 0.3075             6,073
 Millennium Chemicals Inc                    COM                   599903101                 $ 0.3008            21,410
 Millipore Corp.                             COM                   601073109                 $ 0.7852            24,553
 Morg Stan Asia-Pacific FD(tend              COM                   61744U106                 $ 0.1773            20,612
 Morgan Stan India Invt FD                   COM                   61745C105                 $ 0.1129            12,222
 Mykrolis Corporation                        COM                   62852P103                 $ 0.1764            14,939
 Newell Rubbermaid Co.                       COM                   651229106                 $ 0.3124             8,911
 News Corp LTD ADR                         ADR NEW                 652487703                 $ 0.3678            16,039
 NVIDIA Corporation                          COM                   67066G104                 $ 0.6724            39,140
 Packaging Corp of America                   COM                   695156109                 $ 0.5510            27,700
 Pactiv Corp                                 COM                   695257105                 $ 0.6426            27,000
 Pepsi Bottling Group, Inc.                  COM                   713409100                 $ 4.3793           142,185
 Pfizer Inc                                  COM                   717081103                 $ 3.4644            98,982
 Praxair Inc                                 COM                   74005P104                 $ 0.8299            14,568
 Principal Financial Group                   COM                   74251V102                 $ 0.3556            11,470
 Procter & Gamble                            COM                   742718109                 $ 1.7472            19,565
 Prudential Financial Inc.                   COM                   744320102                 $ 4.4244           132,625
 Radian Group Inc.                           COM                   750236101                 $ 0.2022             4,140
 RadioShack Corporation                      COM                   750438103                 $ 1.6503            54,900
 Raytheon Co                               ADR NEW                 755111507                 $ 0.4684            11,495
 SPX Corp                                    COM                   784635104                $ 20.5564           174,948
 St. Paul Cos                                COM                   792860108                 $ 0.3376             8,675
 Schering Plough Corp.                       COM                   806605101                 $ 5.7051           231,914
 Shaw Group Inc.                             COM                   820280105                 $ 0.6990            22,770
 Smithfield Foods, Inc.                      COM                   832248108                 $ 0.3710            20,000
 Smurfit-Stone Container Corp                COM                   832727101                 $ 8.0765           523,771
 Stanley Works                               COM                   854616109                 $ 3.3690            82,150
 Starwood Hotels & Resorts Worl          PAIRED CTF                85590A203                 $ 1.5048            45,753
 Stilwell Financial Inc.                     COM                   860831106                 $ 3.5169           193,238
 Target Corporation                          COM                   87612E106                 $ 2.8857            75,740
 Terex Corporation                           COM                   880779103                 $ 2.1039            93,550
 Textron Inc                                 COM                   883203101                 $ 4.2992            91,667
 Tyco International Ltd                      COM                   902124106                 $ 4.1088           304,133
 Universal Health Services - B              CL B                   913903100                 $ 0.7350            15,000
 Varian Inc.                                 COM                   922206107                 $ 0.8270            25,100
 Varian Medical Systems, Inc.                COM                   92220P105                 $ 0.8345            20,580
 Viacom Inc. - Cl B                         CL B                   925524308                 $ 5.0268           113,292
 Viad Corp                                   COM                   92552R109                 $ 1.5899            61,150
 Vintage Petroleum, Inc.                     COM                   927460105                 $ 0.3867            32,495
 Wachovia Corp                               COM                   929903102                 $ 0.9908            25,952
 Washington Mutual, Inc.                     COM                   939322103                 $ 1.2945            34,884
 Westaim Corp                                COM                   956909105                 $ 0.1031            41,712
 Wyeth                                       COM                   983024100                 $ 3.9683            77,505
 Ace Ltd                                     ORD                   G0070K103                 $ 3.7330           118,133
 PartnerRe Ltd                               COM                   G6852T105                 $ 2.0872            42,640
 Flextronics International Inc               ORD                   Y2573F102                 $ 0.2667            37,410

                                                                                           $ 221.7830         7,242,581

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